Right of use assets, net and lease liability - As Lessee (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2008 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			$ 210,788
Beginning Balance			248,057	$ 231,817
Additions			10,540	16,240
Decreases			(2,530)
Depreciation			(41,348)	(37,269)
Ending Balance			256,067	248,057
Ending Balance		$ 8,953	178,247	210,788
Operating lease commitments by lessee			194,763	220,860
Cash outflow for leases			57,325	57,061
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(37,269)
Decreases			797
Depreciation			(41,348)
Ending Balance			(77,820)	(37,269)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			224,074	213,342
Additions			9,771	10,732
Decreases			(1,055)
Ending Balance			232,790	224,074
Buildings | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(30,803)
Depreciation			(31,463)
Ending Balance			(62,266)	(30,803)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			23,983	18,475
Additions			769	5,508
Decreases			(1,475)
Ending Balance			23,277	23,983
Other | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(6,466)
Decreases			797
Depreciation			(9,885)
Ending Balance			(15,554)	(6,466)
2021
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments by lessee			26,553	72,320
Greater than 1 year and less than 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments by lessee			55,134	73,975
Greater than 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases			$ 113,076	$ 74,565
Mexico City International Airport
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract	20 years
Minimum guaranteed income	$ 31,171
Royalty of hotel revenue (as a percent)	18.00%